S000089994 [Member] Performance Management - Russell Investments Global Infrastructure ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index selected for the Fund. Performance information for the Fund is available online at https://russellinvestments.com.

Performance Information Illustrates Variability of Returns [Text]	Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index selected for the Fund.
Performance One Year or Less [Text]	As of the date hereof, the Fund has not yet completed a full calendar year of investment operations.
Performance Availability Website Address [Text]	https://russellinvestments.com